Leases - Summary of Future Minimum Lease Payments Principal and Interest on the Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 34,370
Effect of discounting	(12,422)
Present value of minimum lease payments	21,948	$ 5,897	$ 87
Current portion lease obligations	(972)		(42)
Long term lease obligations	20,976		$ 45
2020 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	3,734
2021 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	3,805
2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	3,845
2023 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	3,701
2024 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	3,507
Thereafter [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 15,778